Revenue - Summary of Contract Balances (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Contract Balance [Abstract]
Trade notes and accounts receivable, net	$ 26,408	$ 883		$ 30,076
Contract assets
Products and service bundling	6,943			7,123
Other	116			109
Less : Loss allowance	(17)			(19)
Contract assets	7,042			7,213
Current Contract Assets	4,441	148		4,869
Noncurrent Contract Assets	2,601	87		2,344
Contract liabilities
Telecommunications business	12,772			8,193
Project business	10,360			4,508
Products and service bundling	39			106
Other	510			476
Contract liabilities	23,681			13,283
Current Contract Liabilities	16,840	563	$ 10,902	10,688
Noncurrent Contract Liabilities	6,841	$ 229	$ 6,078	2,595
Contract liabilities	$ 23,681			$ 13,283